Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity
Summary of pre-split shares of common stock

Pre-Split Common Stock as of December 31, 2012
Series	Authorized	Issued	Treasury	Outstanding
A	181,612	181,612	—	181,612
B	—	—	—	—
C	66,185	66,185	—	66,185
D	143,108	143,108	—	143,108
E	769,230	769,230	—	769,230

	1,160,135	1,160,135	—	1,160,135
Nonseries	819,865	594,446	2,625	591,821

Totals	1,980,000	1,754,581	2,625	1,751,956